Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Derivatives Instruments [Abstract]
Disclosure of detailed information about fair value and notional amounts of derivative instruments	The Group’s derivatives are composed of:

December 31, 2025
	Fair value		Nominal amount
Derivatives designated in a hedged relationship	Positive	Negative
Interest rate swaps ...........................................................................................	$2	$(1)	$2,883
Total .....................................................................................................................	$2	$(1)	$2,883

	Fair value		Nominal amount
Derivatives not designated in a hedged relationship	Positive	Negative
Currency forwards ............................................................................................	$20	$(12)	$5,413
Total .....................................................................................................................	$20	$(12)	$5,413

December 31, 2024
	Fair value		Nominal amount
Derivatives designated in a hedged relationship	Positive	Negative
Interest rate swaps ...........................................................................................	$4	$(1)	$3,805
Total .....................................................................................................................	$4	$(1)	$3,805

	Fair value		Nominal amount
Derivatives not designated in a hedged relationship	Positive	Negative
Currency forwards ............................................................................................	$6	$(60)	$3,588
Total .....................................................................................................................	$6	$(60)	$3,588

Disclosure of detailed information about hedged items

December 31, 2025
		Carrying amount		Change in fair value used to calculate hedge ineffectiveness	Ineffectiveness recognized in funding costs
Fair value hedges: Hedging instrument and ineffectiveness	Nominal amount	Positive	Negative
Interest rate risk .........................	$2,883	$2	$(1)	$(3)	$—
Total ..............................................	$2,883	$2	$(1)	$(3)	$—

December 31, 2024
		Carrying amount		Change in fair value used to calculate hedge ineffectiveness	Ineffectiveness recognized in funding costs
Fair value hedges: Hedging instrument and ineffectiveness	Nominal amount	Positive	Negative
Interest rate risk .........................	$3,805	$4	$(1)	$(5)	$—
Total ..............................................	$3,805	$4	$(1)	$(5)	$—

	December 31, 2025	December 31, 2024
Fair value hedges: Designated hedged item
Consumer deposits .....................................................................................................................	$2,883	$3,805
Of which: the accumulated amount of fair value adjustment ..........................................	$(1)	$6

Disclosure of maturity of the nominal amount of hedges instruments

	Maturity 2025			Maturity 2024
	Within 3 months	> 3 months and < 12 months	> 12 months	Within 3 months	> 3 months and < 12 months	> 12 months
Fair value hedges: Maturity of the nominal amount of the hedge instrument
Interest rate risk ..............................................	$898	$1,557	$428	$833	$2,000	$972
Average fixed interest rate ...........................	2.2%	1.9%	1.9%	3.5%	2.8%	2.2%